Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 10,830	$ 9,329	$ 21,632	$ 18,302
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	4,506	3,236	9,001	6,182
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	1,759	1,854	3,739	3,436
U.S.
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	3,535	3,125	6,937	6,468
Rest of World
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 1,030	$ 1,114	$ 1,955	$ 2,216